Share-based Compensation - Nio Incentive Plans - Options Assumptions and Unrecognized (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2024 CNY (¥)
Share-based Compensation
Risk-free interest rate	1.58%	1.58%	1.58%
Exercise multiple	2.5	2.5	2.5
Expected term (in years)	10 years	10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	52.00%	52.00%	52.00%
Expected forfeiture rate (post-vesting)	2.00%	2.00%	2.00%
Minimum
Share-based Compensation
Exercise price (US$)	$ 2.39	$ 2.39	$ 2.39
Fair value of the ordinary shares on the date of option grant (US$)	$ 1	$ 1	$ 1
Risk-free interest rate	4.14%	3.70%	2.50%
Maximum
Share-based Compensation
Exercise price (US$)	$ 2.39	$ 2.39	$ 19.91
Fair value of the ordinary shares on the date of option grant (US$)	$ 1.01	$ 1.01	$ 1.01
Risk-free interest rate	4.14%	3.70%	2.56%
Expected volatility	62.00%	57.00%	56.00%
Expected forfeiture rate (post-vesting)	6.10%	1.80%	1.50%
Employee Stock Option [Member]
Share-based Compensation
Unrecognized share-based compensation expenses, Options | ¥				¥ 1,599
Weighted-average period for unrecognized expenses expected to be recognized	3 days
Employee Stock Option [Member] | Minimum
Share-based Compensation
Fair value of the ordinary shares on the date of option grant (US$)	$ 5.48	$ 8.51	$ 10.34
Employee Stock Option [Member] | Maximum
Share-based Compensation
Fair value of the ordinary shares on the date of option grant (US$)	$ 5.48	$ 8.51	$ 19.61